Employee Benefits - Summary of Details of Major Plan Assets into Various Categories (Details) - Pension - Benefit Obligations	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value of plan assets [line items]
Equity	37.00%	34.00%
Bonds	21.00%	30.00%
Real Estate/Property	23.00%	26.00%
Cash and Cash Equivalents	1.00%	1.00%
Other	18.00%	9.00%